Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Divestitures	$ (6.4)	$ 0	$ 0
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	70.8	73.7	85.5
Reclassify Canadian allowance to discontinued operations	0	0	(4.7)
Acquisitions	0	0.2	2.7
Provisions	10.4	3.2	13.3
Write-offs	(15.4)	(6.8)	(19.6)
Translation and other	(0.5)	0.5	(3.5)
Balance at end of year	$ 58.9	$ 70.8	$ 73.7